Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥) Investment	Mar. 31, 2023 JPY (¥) Investment	Mar. 31, 2022 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 53,318	¥ 18,065	¥ 26,075
Proceeds from sales of available-for-sale debt securities	215,674	323,773	239,250
Available-for-sale debt securities gross realized gains	4,137	7,757	6,493
Available-for-sale debt securities gross realized losses	11,090	8,367	1,236
Investment funds fair value	¥ 35,696	¥ 25,386
Number of investment securities in an unrealized loss position | Investment	1,126	1,208
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 13,960	¥ 10,781
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other Assets
Finance revenues	¥ 26,331	19,906	12,737
Accrued Interest Receivables
Schedule of Investments [Line Items]
Debt securities available-for-sale accrued interest, after allowance for credit loss	0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	26,945	18,544
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	(96)	(469)	¥ 213
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	1,000	237
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 7,751	¥ 6,605